Other accounts payable - Additional information (Details) - Sociedad Minera Cerro Verde S.A.A. [Member] - USD ($) $ in Millions	12 Months Ended		36 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2013
Disclosure of other accounts payable [Line Items]
Interest And Penalties Non Current		$ 186.5
Special Mining Tax		336.0	$ 254.2
Interest and penalties of disputed mining royalties	$ 16.5	16.6
Withholding income tax	7.7	2.8
Pension funds	2.3	2.2
Other employee related payables	$ 1.4	$ 0.9